Acquisitions (Details) - Schedule of fair value of assets acquired and liabilities - USD ($)	Mar. 31, 2023	Mar. 31, 2021
Schedule Of Fair Value Of Assets Acquired And Liabilities Abstract
Cash and cash equivalents	$ 2,235,551	$ 2,707,863
Goodwill		56,423,109
Property and equipment		23,518
Intangible assets		15,236,631
Accounts receivable		3,167,292
Prepaid expenses and other current assets		89,493
Total assets acquired		77,647,906
Borrowings		3,397,620
Accounts payable		1,293,922
Accrued expenses and other current liabilities		3,616,622
Net assets acquired	$ 204,874	$ 69,339,742